Lease liability (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
lease liability	$ 3,072	$ 5,150
Lease Monthly Rent First Year [Member]
IfrsStatementLineItems [Line Items]
lease liability	25,625
Lease Monthly Rent Second Year [Member]
IfrsStatementLineItems [Line Items]
lease liability	26,265
Lease Monthly Rent Third Year [Member]
IfrsStatementLineItems [Line Items]
lease liability	$ 26,922